Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Accrued advertising expense		¥ 1,011,400	¥ 821,059
Accrued shipping and handling expenses		925,864	418,187
Accrued payroll and social benefits		896,365	1,027,288
Deposits from delivery service providers		475,497	379,403
Income tax payables		652,624	269,580
Other tax payables (Note a)		690,338	948,754
Accrued rental expenses		73,861	73,614
Accrued administrative expenses		384,427	440,784
Amounts received on behalf of third-party merchants (Note b)		946,100	741,109
Refund liability (Note c)		225,274	190,383
Others		252,825	202,444
Total	$ 938,633	¥ 6,534,575	¥ 5,512,605
Period of unconditional right of return	7 days